Delaware Foundation Conservative Allocation Fund
Delaware Foundation® Conservative Allocation Fund
What is the Fund’s investment objective?
Delaware Foundation Conservative Allocation Fund seeks a combination of current income and preservation of capital with capital appreciation.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments®  Funds. More information about these and other discounts is available from your financial intermediary, in the Fund’s prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Delaware Foundation Conservative Allocation Fund	Class A	Class C		Class R	Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Delaware Foundation Conservative Allocation Fund		Class A	Class C	Class R	Institutional Class
Management fees		0.65%	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees		0.25%	1.00%	0.50%	none
Other expenses	[1]	0.46%	0.46%	0.46%	0.46%
Total annual fund operating expenses		1.36%	2.11%	1.61%	1.11%
Fee waivers and expense reimbursements	[2]	(0.21%)	(0.21%)	(0.21%)	(0.21%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.15%	1.90%	1.40%	0.90%
[1]	“Other expenses” have been restated to reflect future lower operating expenses.
[2]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.90% of the Fund’s average daily net assets from July 29, 2016 through July 29, 2017. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Delaware Foundation Conservative Allocation Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	685	961	1,258	2,099
Class C	293	641	1,115	2,425
Class R	143	488	856	1,893
Institutional Class	92	332	591	1,333

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Delaware Foundation Conservative Allocation Fund | Class C | USD ($)	193	641	1,115	2,425

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 168% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

The Fund seeks to achieve its objective by investing in a combination of underlying securities representing a variety of asset classes and investment styles. The Manager uses an active allocation approach when selecting investments for the Fund. In striving to meet its objective, the Fund will typically target about 40% of its net assets in equity securities and about 60% of its net assets in fixed income securities. Allocations for the Fund can vary within the ranges shown in the table below. The Fund may invest 5% to 50% of net assets in foreign securities, and up to 10% of net assets in emerging market securities. Following are the strategic policy weights for the Fund’s net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.

Equity asset class: 40% policy weight (20-50% range)

•     U.S. equity asset class: 20% policy weight (5-30% range)

o  U.S. large-cap core

o  U.S. large-cap growth

o  U.S. large-cap value

o  U.S. small-cap core

o  U.S. small-cap growth

o  U.S. small-cap value

•     International equity asset class: 15% weight (5-30% range)

o  International value

o  International growth

o  International small-cap growth

•     Global real estate equity asset class: 0% policy weight (0-15% range)

o  U.S. real estate

o  Global ex-U.S. real estate

•     Emerging markets asset class: 5% policy weight (0-10% range)

o  Emerging markets

o  Emerging markets small-cap

o  Emerging markets opportunities

•     Fixed income asset class: 60% policy weight (50-80% range)

•     Diversified fixed income asset class: 60% policy weight (50-80% range)

o  Diversified fixed income: 58% policy weight (30-70% range)

o  Money market/cash equivalents: 2% policy weight (0-20% range)

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. Principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Fixed income risk — The risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Forward foreign currency risk — The use of forward foreign currency exchange contracts may substantially change a portfolio’s exposure to currency exchange rates and could result in losses to a fund if currencies do not perform as the portfolio manager expects. The use of these investments as a hedging technique to reduce a portfolio’s exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk — Derivatives contracts, such as futures, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly affect fund performance.

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Neither the Manager nor its affiliates referred to in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by U.S. laws and regulations.

How has Delaware Foundation® Conservative Allocation Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Prior to mid-September 2008, the Fund operated as a fund of funds, investing primarily in other Delaware Investments® Funds. Since mid-September 2008, the Fund has been restructured to invest directly in securities representing a variety of asset classes and investment styles (Restructuring). The historical returns prior to that time do not reflect the Restructuring.

Year-by-year total return (Class A)

As of June 30, 2016, the Fund’s Class A shares had a calendar year-to-date return of 2.97%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 11.83% for the quarter ended Sept. 30, 2009, and its lowest quarterly return was -6.58% for the quarter ended Sept. 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2015
Average Annual Total Returns - Delaware Foundation Conservative Allocation Fund	1 Year	5 Years	10 Years
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	0.55%	3.25%	4.51%
Class A	(7.11%)	3.34%	4.60%
Class A | After Taxes on Distributions	(8.92%)	1.68%	3.21%
Class A | After Taxes on Distributions and Sales	(3.02%)	2.30%	3.29%
Class C	(3.10%)	3.82%	4.44%
Class R	(1.69%)	4.30%	4.96%
Institutional Class	(1.20%)	4.84%	5.49%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Foundation Moderate Allocation Fund
Delaware Foundation® Moderate Allocation Fund
What is the Fund’s investment objective?
Delaware Foundation Moderate Allocation Fund seeks capital appreciation with current income as a secondary objective.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments®  Funds. More information about these and other discounts is available from your financial intermediary, in the Fund’s prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Delaware Foundation Moderate Allocation Fund	Class A	Class C		Class R	Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Delaware Foundation Moderate Allocation Fund		Class A	Class C	Class R	Institutional Class
Management fees		0.65%	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees		0.24%	1.00%	0.50%	none
Other expenses	[1]	0.28%	0.28%	0.28%	0.28%
Total annual fund operating expenses		1.17%	1.93%	1.43%	0.93%
Fee waivers and expense reimbursements	[2]	none	none	none	none
Total annual fund operating expenses after fee waivers and expense reimbursements		1.14%	1.90%	1.40%	0.90%
[1]	“Other expenses” have been restated to reflect future lower operating expenses.
[2]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.90% of the Fund’s average daily net assets from July 29, 2016 through July 29, 2017. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. Additionally, the Fund’s Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992, and 0.25% on all shares acquired on or after June 1, 1992.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Delaware Foundation Moderate Allocation Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	685	922	1,179	1,911
Class C	293	603	1,039	2,251
Class R	143	449	779	1,710
Institutional Class	92	293	512	1,140

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Delaware Foundation Moderate Allocation Fund | Class C | USD ($)	193	603	1,039	2,251

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 131% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

The Fund seeks to achieve its objectives by investing in a combination of underlying securities representing a variety of asset classes and investment styles. The Manager uses an active allocation approach when selecting investments for the Fund. In striving to meet its objectives, the Fund will typically target about 60% of its net assets in equity securities and about 40% of its net assets in fixed income securities. Allocations for the Fund may vary within the ranges shown in the table below. The Fund may invest 10% to 60% of net assets in foreign securities, and up to 15% of net assets in emerging market securities. Following are the strategic policy weights for the Fund’s net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.

Equity asset class: 60% policy weight (40-70% range)

•     U.S. equity asset class: 30% policy weight (10-40% range)

o  U.S. large-cap core

o  U.S. large-cap growth

o  U.S. large-cap value

o  U.S. small-cap core

o  U.S. small-cap growth

o  U.S. small-cap value

•     International equity asset class: 22.5% policy weight (10-40% range)

o  International value

o  International growth

o  International small-cap growth

•     Global real estate equity asset class: 0% policy weight (0-15% range)

o  U.S. real estate

o  Global ex-U.S. real estate

•     Emerging markets asset class: 7.5% policy weight (0-15% range)

o  Emerging markets

o  Emerging markets small-cap

o  Emerging markets opportunities

•     Fixed income asset class: 40% policy weight (30-60% range)

•     Diversified fixed income asset class: 40% policy weight (30-60% range)

o  Diversified fixed income: 38% policy weight (20-50% range)

o  Money market/cash equivalents: 2% policy weight (0-15% range)

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. Principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Fixed income risk — The risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Forward foreign currency risk — The use of forward foreign currency exchange contracts may substantially change a portfolio’s exposure to currency exchange rates and could result in losses to a fund if currencies do not perform as the portfolio manager expects. The use of these investments as a hedging technique to reduce a portfolio’s exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk — Derivatives contracts, such as futures, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly affect fund performance.

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Neither the Manager nor its affiliates referred to in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by U.S. laws and regulations.

How has Delaware Foundation® Moderate Allocation Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Prior to mid-September 2008, the Fund operated as a fund of funds, investing primarily in other Delaware Investments® Funds. Since mid-September 2008, the Fund has been restructured to invest directly in securities representing a variety of asset classes and investment styles (Restructuring). The historical returns prior to that time do not reflect the Restructuring.

Year-by-year total return (Class A)

As of June 30, 2016, the Fund’s Class A shares had a calendar year-to-date return of 2.28%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 13.72% for the quarter ended June 30, 2009, and its lowest quarterly return was -10.65% for the quarter ended Sept. 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2015
Average Annual Total Returns - Delaware Foundation Moderate Allocation Fund	1 Year	5 Years	10 Years
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	0.55%	3.25%	4.51%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.31%
Class A	(7.05%)	4.22%	4.53%
Class A | After Taxes on Distributions	(8.74%)	2.81%	3.49%
Class A | After Taxes on Distributions and Sales	(2.81%)	3.17%	3.44%
Class C	(3.02%)	4.64%	4.35%
Class R	(1.61%)	5.16%	4.88%
Institutional Class	(1.03%)	5.71%	5.41%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.